Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Loss for the year	R$ (60,771)	R$ (243,025)	R$ (44,646)
Adjustments for:
Income tax and social contribution	6,008	(89,787)	(20,823)
Depreciation and amortization	87,807	74,994	41,131
Goodwill impairment	0	136,723	0
Allowance for expected credit losses	49,247	7,789	6,303
Provisions for tax, labor and civil risks	4,042	4,148	2,896
Provision for bonus and profit sharing	26,503	14,781	8,335
IPO Bonus (Cash)	0	0	222
Share-based compensation	2,551	2,947	1,069
Provision (Reversal of) for earn-out and compensation	(963)	100,744	(40,716)
Interest from loans and borrowings	21,435	29,723	17,091
Interest on leases	377	512	356
Exchange variation and Interest and adjustment to present value (APV) on liabilities from acquisition	9,202	23,083	2,031
Loss for non-use of the advance payment	0	5,529	0
Loss on write-off of intangible assets	815	25	0
Loss on write-off of property, plant and equipment	856	1,327	533
Gain on financial investments	0	(1,155)	0
Effect of hyperinflation	2,993	65	1,552
Changes in assets and liabilities
Trade and other receivables	(45,218)	(69)	(45,645)
Prepayments	1,896	9,084	(18,330)
Other assets	1,382	(17,888)	(12,896)
Suppliers	82,725	107,020	35,964
Employee benefits	(10,904)	(5,734)	2,210
Other liabilities	9,202	(21,872)	(14,512)
Cash generated from (used in) operating activities	189,185	138,964	(77,875)
Interest paid on loans and leases	(22,028)	(30,509)	(17,933)
Income taxes paid	(4,610)	0	(1,452)
Net cash flow from (used in) operating activities	162,547	108,455	(97,260)
Cash flow from investing activities
Restricted cash	(6,403)	0	0
Acquisition of subsidiary, net of cash acquired	0	(300,088)	(326,860)
Acquisition of property, plant and equipment	(3,004)	(7,200)	(5,946)
Investment in interest earning bank deposits	0	0	(7,005)
Redemption of interest earning bank deposits	8,160	0	2,227
Acquisition of Intangible assets	(52,656)	(42,495)	(13,467)
Net cash (used in) investing activities	(53,903)	(349,783)	(351,051)
Cash flow from financing activities
Capital increase – public offering	0	0	1,031,355
Issuance cost – public offering	0	0	(79,526)
Proceeds from loans and borrowings	30,000	34,000	88,000
Payment of debt issuance costs	(1,062)	0	0
Payment of borrowings	(107,710)	(74,069)	(41,652)
Payment of lease liabilities	(1,995)	(2,884)	(569)
Payments in installments for acquisition of subsidiaries	(62,999)	(172,892)	(62,575)
Net cash (used in) from financing activities	(143,766)	(215,845)	935,033
Exchange rate change on cash and cash equivalents	(1,379)	(24,815)	35,530
Net (decrease) increase in cash and cash equivalents	(36,501)	(481,988)	522,252
Cash and cash equivalents at January 1	100,243	582,231	59,979
Cash and cash equivalents at December 31	R$ 63,742	R$ 100,243	R$ 582,231